[GRAPHIC]


                     COLONIAL CALIFORNIA
                     INSURED MUNICIPAL FUND
                     -----------------------------------------------------------















                     SEMIANNUAL REPORT
                     MAY 31, 2001

                                                              President's Letter


DEAR SHAREHOLDER,

In the six months ended May 31, 2001 the fixed-income market was a mirror image of the year preceding it. Aggressive tightening by the Fed early in 2000 began to take effect, bringing rising interest rates and falling long-term rates to a screeching halt. This pattern then reversed, creating exactly the opposite situation in the first months of 2001.

Just before year-end, the Federal Reserve Board (the Fed) announced the first of five interest rate cuts during the period, totaling 250 basis points, or 2.5%. The Fed's aggressive easing sparked fears of inflation, which is of particular concern to longer-term issues. In order to lure investors, long-term bonds offered higher interest rates to reassure potential buyers that the yield on the bonds would outpace inflation. Consequently, while short-term rates fell throughout the first months of 2001, the long end of the yield curve suffered in contrast to the dramatic gains of December and early January.

In the following pages, you'll find out how your fund's managers reacted to the changes of 2001, and how they have positioned the fund based on their market outlook. As always, we thank you for choosing Colonial California Insured Municipal Fund, and for giving Liberty Funds the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson
Stephen E. Gibson
President
July 12, 2001
As economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.



Not FDIC  May Lose Value
Insured   No Bank Guarantee

HIGHLIGHTS

PRICE PER SHARE AS OF 5/31/01 ($)

Net asset value                                                            15.35
------------------------------
Market price                                                               14.60
------------------------------
SIX-MONTH TOTAL RETURN (%)

Net asset value                                                             4.22
------------------------------
Market price                                                               18.42
------------------------------
DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/00-5/31/01 ($)

                                                                           0.420
------------------------------
A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the fund's ordinary income, and any market discount is taxable when distributed.
TOP 10 INDUSTRY SECTORS 5/31/01 (%)

Special property tax                                                        12.3
------------------------------
Water & sewer                                                               10.6
------------------------------
Local appropriated                                                           8.8
------------------------------
Special non-property
tax                                                                          8.1
------------------------------
Local general
obligations                                                                  7.9
------------------------------
Municipal electric                                                           6.8
------------------------------
Hospitals                                                                    6.5
------------------------------
State general
obligations                                                                  5.5
------------------------------
Single family                                                                4.6
------------------------------
Investor owned                                                               4.5
------------------------------

E  FUND POSTS STRONG GAINS EARLY IN THE PERIOD
     Despite the challenges faced by the long-term municipal bond market during the past few months, Colonial California Insured Municipal Fund slightly outperformed its Lipper peer group for the six months ended May 31, 2001. Though the fund reported a gain of 4.22% for the period (based on NAV), much of the gain took place in December, when falling long-term interest rates boosted performance. This growth began to slow in 2001, as the fund's NAV fell in response to rising long-term interest rates.

E  FUND MAINTAINS LONGER DURATION
     During the period, we maintained a longer average maturity than that of our peers, believing that long-term rates would continue to fall. However, the dramatic drop in long-term rates seen in December and January reversed itself, and the fund was unable to sustain the strong gains posted early in the period. However, our strategy is for the long term, and though equity markets have rebounded somewhat lately, we feel that this trend may be short-lived. Long term, we expect further easing by the Fed, continued slowing both in the labor market and in corporate earnings, and a much slower rate of inflation than the market seems to expect.

E  CALIFORNIA STRONG DESPITE ENERGY CRISIS
     Despite the concern and political stalemate surrounding the energy crisis in California, we believe the economy remains fundamentally sound. Revenues are strong, unemployment is at a 20-year low, and personal income in the state is growing faster than in the United States as a whole. This is not to say that the state is weathering its energy situation without casualties. The rising cost of power is steadily depleting state reserves to an alarming degree, and energy shortages have slowed expansion in Silicon Valley. Overall, however, California's diversified economy and lack of dependence upon a single industry represents a significant improvement in the last decade, and justifies a positive long-term outlook for the state.

                                            William C. Loring, Jr.
                                            Brian M. Hartford, CFA
                                            -- Co-Portfolio Managers

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-free income, but also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The municipal bond management team identifies problems and reacts quickly to market changes. Single-state municipal bond funds pose additional risks due to limited geographical diversification.

                      SIX-MONTH TOTAL RETURN AS OF 5/31/01
[BAR CHART]

COLONIAL CALIFORNIA INSURED MUNICIPAL FUND                       LEHMAN BROTHERS MUNICIPAL BOND INDEX
------------------------------------------                       ------------------------------------
4.22                                                                             4.73

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

INVESTMENT PORTFOLIO
May 31, 2001 (California unless
otherwise stated)
(Unaudited)

MUNICIPAL BONDS - 98.6%                 PAR          VALUE
--------------------------------------------------------------
EDUCATION - 3.5%
EDUCATION - 3.5%
State Community College Financing
  Authority, West Valley Mission
  Community College, Series 1997,
    5.625% 5/1/22                    $2,000,000   $  2,057,100
State Educational Facilities
  Authority, La Verne University,
  Series 2000,
    6.625% 6/1/20                       250,000        266,168
                                                  ------------
                                                     2,323,268
                                                  ------------
--------------------------------------------------------------
HEALTHCARE - 6.9%
CONGREGATE CARE RETIREMENT - 0.4%
Statewide Community Development
  Authority, Eskaton
  Village - Grass Valley, Series
  2000,
    8.250% 11/15/31                     250,000        249,481
                                                  ------------
HOSPITALS - 6.5%
Abag Finance Authority for
  Nonprofit Corp., San Diego
  Hospital Association, Series 2001
  A,
    6.125% 8/15/20                      250,000        251,238
Oakland, Harrison Foundation,
  Series 1999 A,
    6.000% 1/1/29                     1,000,000      1,064,740
State Health Facilities Financing
  Authority, Cedars-Sinai Medical
  Center, Series 1999 A,
    6.125% 12/1/30                    1,500,000      1,563,015
Statewide Communities Development
  Authority, Sutter Health, Series
  1999,
    5.500% 8/15/31                    1,000,000      1,013,610
Statewide Communities Development
  Authority, Catholic Healthcare
  West, Series 1999,
    6.500% 7/1/20                       500,000        510,710
                                                  ------------
                                                     4,403,313
                                                  ------------
--------------------------------------------------------------
HOUSING - 12.3%
ASSISTED LIVING/SENIOR - 3.9%
Abag Finance Authority for
  Nonprofit Corps., Odd Fellows
  Home, Series 1999,
    6.000% 8/15/24                    2,000,000      2,122,320
Abag Finance Authority for
  Nonprofit Corps., Series 1999,
    6.200% 11/1/29                      500,000        516,945
                                                  ------------
                                                     2,639,265
                                                  ------------

                                        PAR          VALUE
--------------------------------------------------------------
MULTI-FAMILY - 3.8%
Abag Finance Authority for
  Nonprofit Corp., Civic Center
  Drive Apartments, Series 1999 A,
    5.875% 3/1/32                    $2,500,000   $  2,547,975
                                                  ------------
SINGLE FAMILY - 4.6%
State Housing Finance Agency,
  Series 1997 I,
    5.750% 2/1/29                     1,000,000      1,018,820
State Rural Home Mortgage Finance
  Authority,
  Series 1998 A,
    6.350% 12/1/29                    1,000,000      1,046,110
  Series 1998 B 4,
    6.350% 12/1/29                      910,000        996,332
                                                  ------------
                                                     3,061,262
                                                  ------------
--------------------------------------------------------------
OTHER - 2.1%
REFUNDED/ESCROWED - 2.1%
Los Angeles Department of Water &
  Power, Series 1999,
    6.100% 10/15/39                     750,000        867,045
Ontario Redevelopment Financing
  Authority, Ontario Redevelopment
  Project No. 1, Series 1993,
    5.800% 8/1/23                       500,000        535,250
                                                  ------------
                                                     1,402,295
                                                  ------------
--------------------------------------------------------------
RESOURCE RECOVERY - 2.0%
DISPOSAL - 2.0%
Sacramento City Financing
  Authority, Series 1999,
    5.875% 12/1/29                    1,250,000      1,325,925
                                                  ------------
--------------------------------------------------------------
TAX-BACKED - 46.5%
LOCAL APPROPRIATED - 8.8%
Del Norte County, Series 1999,
    5.400% 6/1/29                     1,000,000      1,007,690
Los Angeles County, Series 1999 A,
    (a) 8/1/23                        2,220,000        642,845
Pacifica, Series 1999,
    5.875% 11/1/29                    1,500,000      1,586,760
San Bernardino County, Medical
  Center Financing Project,
    5.500% 8/1/17                     2,500,000      2,657,325
                                                  ------------
                                                     5,894,620
                                                  ------------

See notes to financial statements.

May 31, 2001 (California unless
otherwise stated)
(Unaudited)

MUNICIPAL BONDS (CONTINUED)             PAR          VALUE
--------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS - 7.9%
Brea-Olinda Unified School
  District, Series 1999 A,
    5.600% 8/1/20                    $1,000,000   $  1,035,030
Inglewood Unified School District,
  Series 1999 A,
    5.600% 10/1/24                    1,185,000      1,221,202
Los Angeles Schools,
    (a) 8/1/18                        2,020,000        795,860
Pomona Unified School District,
  Series 2000,
    6.550% 8/1/29                     1,000,000      1,200,740
Union Elementary School District,
  Series 1999 A,
    (a) 9/1/18 (b)                    1,630,000        645,790
Yuba City Unified School District,
  Series 2000,
    (a) 9/1/18 (b)                    1,000,000        396,190
                                                  ------------
                                                     5,294,812
                                                  ------------
SPECIAL NON-PROPERTY TAX - 8.1%
San Francisco City & County
  Redevelopment Agency, Series
  1994,
    6.750% 7/1/25                     1,850,000      2,043,677
PR Commonwealth of Puerto Rico
  Highway & Transportation
  Authority, Series 1996 Y,
    5.500% 7/1/36                     2,500,000      2,565,675
VI Virgin Islands Public Finance
  Authority, Series 1999,
    6.500% 10/1/24                      750,000        803,558
                                                  ------------
                                                     5,412,910
                                                  ------------
SPECIAL PROPERTY TAX - 12.3%
Fairfield-Suisun Unified School
  District, Series 1999,
    5.375% 8/15/29 (c)                1,500,000      1,510,155
Orange County Community Facilities
  District, Ladera Ranch, Series
  1999 A,
    6.700% 8/15/29                      200,000        211,500
Palmdale Elementary School
  District, Community Facilities
  District No. 90-1, Series 1999,
    5.800% 8/1/29                     1,500,000      1,571,520
Pittsburg Redevelopment Agency, Los
  Medanos Project, Series 1999,
    (a) 8/1/21                        2,575,000        837,133

                                        PAR          VALUE
--------------------------------------------------------------
Rancho Cucamonga Redevelopment
  Agency, Series 1999,
    5.250% 9/1/20                    $1,000,000   $  1,007,930
Ridgecrest Civic Center, Series
  1999,
    6.250% 6/30/26                      500,000        515,810
San Clemente, Act of 1915, Series
  1999,
    6.050% 9/2/28                       300,000        298,500
San Jose Redevelopment Agency,
  Series 1997,
    5.625% 8/1/25                     1,000,000      1,028,580
Santa Clara Redevelopment Agency,
  Bayshore North Project,
  Series 1999 A,
    5.500% 6/1/23                     1,000,000      1,025,520
Santa Margarita Water District,
  Series 1999,
    6.250% 9/1/29                       225,000        226,688
                                                  ------------
                                                     8,233,336
                                                  ------------
STATE APPROPRIATED - 3.9%
State Public Works Board,
  Department of Health Services,
  Series 1999 A,
    5.750% 11/1/24                    2,500,000      2,624,575
                                                  ------------
STATE GENERAL OBLIGATIONS - 5.5%
PR Commonwealth of Puerto Rico,
  Series 1997,
    5.375% 7/1/25                     2,100,000      2,127,594
State, Series 1999,
    5.750% 12/1/29                    1,500,000      1,547,610
                                                  ------------
                                                     3,675,204
                                                  ------------
--------------------------------------------------------------
TRANSPORTATION - 3.0%
AIR TRANSPORTATION - 1.0%
Statewide Communities Development
  Authority, United Airlines, Inc.
  Series 2001,
    6.250% 10/1/35                      250,000        247,185
Statewide Communities Development
  Authority, Series 1997 A,
    5.700% 10/1/33                      500,000        453,025
                                                  ------------
                                                       700,210
                                                  ------------
AIRPORT - 1.6%
Port of Oakland, Series 2000 K,
    5.750% 11/1/29                    1,000,000      1,038,800
                                                  ------------
TRANSPORTATION - 0.4%
San Francisco Bay Area Rapid
  Transit District, Series 1999,
    5.500% 7/1/34                       250,000        254,060
                                                  ------------

See notes to financial statements.

May 31, 2001 (California unless
otherwise stated)
(Unaudited)


MUNICIPAL BONDS (CONTINUED)             PAR          VALUE
--------------------------------------------------------------
UTILITY - 22.3%
INDEPENDENT POWER PRODUCER - 0.4%
PR Commonwealth of Puerto Rico
  Industrial, Educational, Medical
  & Environmental Cogeneration
  Facilities, AES Project, Series
  2000
    6.625% 6/1/26                    $  250,000   $    262,485
                                                  ------------
INVESTOR OWNED - 4.5%
State Pollution Control Finance
  Authority:
  Pacific Gas & Electric Co.,
  Series 1996 A,
    5.350% 12/1/16                    1,000,000        991,690
  San Diego Gas & Electric Co.,
  Series 1991 A,
    6.800% 6/1/15                       500,000        530,070
  Southern California Edison Co.,
  Series 1999 B,
    5.450% 9/1/29                     1,500,000      1,499,865
                                                  ------------
                                                     3,021,625
                                                  ------------
MUNICIPAL ELECTRIC - 6.8%
GM Guam Power Authority, Series
  1999 A,
    5.125% 10/1/29                    1,000,000        985,950
Lodi, Series 1999 A,
    5.750% 1/15/27                    1,000,000      1,043,340
PR Puerto Rico Electric Power
  Authority, Series 1997 AA,
    5.375% 7/1/27                     2,500,000      2,539,175
                                                  ------------
                                                     4,568,465
                                                  ------------

                                        PAR          VALUE
--------------------------------------------------------------
WATER & SEWER - 10.6%
Culver City, Series 1999 A,
    5.700% 9/1/29                    $1,500,000   $  1,562,505
Metropolitan Water District, Series
  1997 A,
    5.000% 7/1/37                     1,500,000      1,401,240
Pico Rivera Water Authority, Series
  1999 A,
    5.500% 5/1/29                     2,000,000      2,075,720
Placer County Water Agency, Series
  1999,
    5.500% 7/1/29                     1,000,000      1,018,550
Pomona Public Financing Authority,
  Series 1999 AC,
    5.500% 5/1/29                     1,000,000      1,019,860
                                                  ------------
                                                     7,077,875
                                                  ------------
TOTAL MUNICIPAL BONDS
(cost of $61,463,356) (d)                           66,011,761
                                                  ------------
OTHER ASSETS & LIABILITIES, NET - 1.4%                 912,962
                                                  ------------
NET ASSETS - 100.0%                               $ 66,924,723
                                                  ------------

NOTES TO INVESTMENT PORTFOLIO:

 (a) Zero coupon bond.
 (b) This issuer is in default of certain debt covenants. Income is not being accrued.
 (c) This security, or a portion thereof, with a total market value of $1,510,155, is being used to collateralize open futures contracts.
(d) Cost for federal income tax purposes is the same.

Short futures contracts open at May 31, 2001:

                              Par value                    Unrealized
                              covered by    Expiration    depreciation
            Type              contracts       month        at 5/31/01
----------------------------------------------------------------------
U.S. Municipal Bond           $6,800,000    September       ($50,150)

Long futures contracts open at May 31, 2001:

                              Par value                    Unrealized
                              covered by    Expiration    appreciation
            Type              contracts       month        at 5/31/01
----------------------------------------------------------------------
U.S. Treasury Bond            $1,400,000    September       $ 10,865

See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
May 31, 2001
(Unaudited)

ASSETS
Investments, at value (cost of $61,463,356)     $66,011,761
Cash                                                215,796
Receivable for:
  Interest                                        1,067,031
  Expense reimbursement due from Advisor              7,281
                                                 ----------
  Total Assets                                   67,301,869

LIABILITIES
Payable for:
  Distributions -- common shares                    121,674
  Distributions -- preferred shares                  93,035
  Variation margin on futures contracts              35,959
  Management fee                                     19,508
  Bookkeeping fee                                     1,828
  Trustees' fee                                       1,820
  Custody fee                                           213
Other liabilities                                   103,109
                                                 ----------
  Total Liabilities                                 377,146
                                                 ----------
NET ASSETS                                      $66,924,723
                                                 ----------

COMPOSITION OF NET ASSETS
Auction Preferred shares (978 shares issued
  and outstanding at $25,000 per share)         $24,450,000
Paid-in capital -- common shares                 39,176,561
Undistributed net investment income                  54,023
Accumulated net realized loss on investments     (1,264,981)
Net unrealized appreciation (depreciation)
  on:
  Investments                                     4,548,405
  Open futures contracts                            (39,285)
                                                 ----------
                                                $66,924,723
                                                 ----------
Net Assets at value for 2,767,558 common
  shares of beneficial interest outstanding     $42,474,723
                                                 ----------
Net asset value per common share                $     15.35
                                                 ----------
Net Assets at value including undeclared
  dividends for 978 preferred shares
  outstanding                                   $24,450,000
                                                 ----------

                                                                              --
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2001
(Unaudited)

INVESTMENT INCOME
Interest Income                                   $1,836,811
EXPENSES
Management fee                        $ 219,239
Bookkeeping fee                          11,655
Trustees' fee                             3,640
Custody fee                               1,274
Audit fee                                12,012
Transfer agent fee                       20,020
Preferred share remarketing
  commissions                            30,012
Other expenses                           29,347
                                       --------
  Total Expenses                        327,199
Fees waived or borne by the Advisor    (141,356)
                                       --------
  Net Expenses                                       185,843
                                                   ---------
  Net Investment Income                            1,650,968
                                                   ---------
NET REALIZED & UNREALIZED GAIN
  (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                           275,891
  Closed futures contracts             (279,623)
                                       --------
    Net realized loss                                 (3,732)
Net change in unrealized
  appreciation/depreciation on:
  Investments                           430,382
  Open futures contracts                 31,217
                                       --------
    Net change in unrealized
      appreciation/depreciation                      461,599
                                                   ---------
      Net Gain                                       457,867
                                                   ---------
Increase in Net Assets from
  Operations                                      $2,108,835
                                                   ---------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                    (UNAUDITED)
                                    SIX MONTHS
                                       ENDED       YEAR ENDED
                                      MAY 31,     NOVEMBER 30,
                                    -----------   ------------
INCREASE (DECREASE) IN NET ASSETS      2001           2000
--------------------------------------------------------------
OPERATIONS:
Net investment income               $ 1,650,968   $ 3,292,193
Net realized loss on investments
  and futures contracts                  (3,732)   (1,261,249)
Net change in unrealized
  appreciation/ depreciation on
  investments and futures
  contracts                             461,599     4,197,435
                                     ----------   -----------
  Net Increase from Operations        2,108,835     6,228,379
                                     ----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net
    investment income -- common
    shares                           (1,162,374)   (2,498,607)
  Distributions from net
    investment income -- preferred
    shares                             (419,102)     (932,969)
                                     ----------   -----------
  Total Distributions to
    Shareholders                     (1,581,476)   (3,431,576)
                                     ----------   -----------
SHARE TRANSACTIONS:
Subscriptions -- common shares               --     5,146,200
Preferred share initial offering
  (net of $390,531 commission and
  offering costs)                            --    24,059,469
Distributions reinvested -- common
  shares                                     --        12,892
                                     ----------   -----------
Net Increase from Share
  Transactions                               --    29,218,561
                                     ----------   -----------
  Total Increase in Net Assets          527,359    32,015,364
NET ASSETS
Beginning of period                  66,397,364    34,382,000
                                     ----------   -----------
End of period (net of
  undistributed and
  overdistributed net investment
  income of $54,023 and ($15,469),
  respectively)                     $66,924,723   $66,397,364
                                     ----------   -----------
                                    (UNAUDITED)
                                    SIX MONTHS
                                       ENDED       YEAR ENDED
                                      MAY 31,     NOVEMBER 30,
                                    -----------   ------------
      NUMBER OF FUND SHARES            2001           2000
--------------------------------------------------------------
Common shares:
Subscriptions                                --       360,000
Issued for distributions
  reinvested                                 --           891
Outstanding at
  Beginning of period                 2,767,558     2,406,667
                                     ----------   -----------
  End of period                       2,767,558     2,767,558
                                     ----------   -----------
Preferred shares:
Issued in initial offering                   --           978
Outstanding at
  Beginning of period                       978            --
                                     ----------   -----------
  End of period                             978           978
                                     ----------   -----------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:

Colonial California Insured Municipal Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a nondiversified, closed-end, management investment company. The Fund's investment objective is to provide current income generally exempt from ordinary federal income tax and California state personal income tax. The Fund authorized an unlimited number of common shares of beneficial interest and 978 Auction Preferred Shares ("APS").

On October 29, 1999 and December 10, 1999, the Fund completed the offering of 2,400,000 and 360,000 common shares, respectively, at a price of $15.00 per share, raising $34,308,000 and $5,146,200, respectively, net of underwriting and offering costs.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.
SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.
FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.
INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Fund currently has not determined the impact of the adoption of the new accounting policy.
DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2001 was 2.75%. For the six months ended May 31, 2001, the Fund paid dividends to Auction Preferred shareholders amounting to $419,102 representing an average APS dividend rate of 3.44%.
NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets. Through November 30, 2004, the Advisor has agreed to waive a portion of the fee so that it will not exceed 0.35% annually.
BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $18,000 per year plus 0.0233% annually of the Fund's average net assets over $50 million.
EXPENSE LIMITS:

The Advisor has voluntarily agreed to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of management fees, brokerage commissions, interest, preferred dividends, taxes and extraordinary expenses, if any) exceed 0.20% annually of the Fund's average net assets. This arrangement may be modified or terminated by the Advisor at any time.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.
NOTE 3. PREFERRED SHARE OFFERING

On December 10, 1999, the Fund offered and currently has outstanding 978 APS. The APS are redeemable at the option of the Fund on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared). Total proceeds, net of commissions, of $24,205,500, were received upon completion of the offering.

Costs incurred by the Fund in connection with the offering of the APS totaling $146,031 were recorded as a reduction of capital paid in excess of par applicable to common shares.

Under the Act, the Fund is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the APS and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At May 31, 2001, there were no such restrictions on the Fund.
NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended May 31, 2001, purchases and sales of investments, other than short-term obligations, were $3,352,958 and $3,627,530, respectively.

Unrealized appreciation (depreciation) at May 31, 2001, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation                   $4,566,770
Gross unrealized depreciation                      (18,365)
                                                 ---------
  Net unrealized appreciation                   $4,548,405
                                                 ---------

CAPITAL LOSS CARRYFORWARDS:

At November 30, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                           CAPITAL LOSS
YEAR OF EXPIRATION         CARRYFORWARD
------------------   -------------------------
       2008                  $650,000

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.
OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                              (UNAUDITED)
                                                              SIX MONTHS
                                                                 ENDED             YEAR ENDED         PERIOD ENDED
                                                                MAY 31,           NOVEMBER 30,        NOVEMBER 30,
                                                              -----------         ------------        ------------
                                                                 2001                 2000              1999(A)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 15.16             $ 14.29             $ 14.33
                                                              ---------           ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                              0.60                1.18(i)             0.05
Offering costs -- common shares                                      --               (0.00)(j)           (0.03)
Commission and offering costs -- preferred shares                 (0.01)              (0.14)                 --
Net realized and unrealized gain (loss) on investments and
  futures contracts                                                0.17                1.07               (0.06)
                                                              ---------           ----------          ----------
  Total from Investment Operations                                 0.76                2.11               (0.04)
                                                              ---------           ----------          ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income -- common shares                       (0.42)              (0.90)                 --
From net investment income -- preferred shares                    (0.15)              (0.34)                 --
                                                              ---------           ----------          ----------
  Total Distributions Declared to Shareholders                    (0.57)              (1.24)                 --
                                                              ---------           ----------          ----------
NET ASSET VALUE, END OF PERIOD                                  $ 15.35             $ 15.16             $ 14.29
                                                              ---------           ----------          ----------
Market price per share                                          $ 14.60             $ 12.69             $ 15.00
                                                              ---------           ----------          ----------
Total return -- based on market value (b) (c)                    18.42%(d)           (9.86%)              0.00%(d)
                                                              ---------           ----------          ----------
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                                                      0.86%(f)(g)(h)        0.87%(g)(h)         0.55%(f)
Net investment income (e)                                         7.66%(f)(g)         5.93%(g)              4.12%(f)
Waiver/reimbursement                                              0.66%(f)(g)         0.27%(g)              1.08%(f)
Portfolio turnover                                                   5%(d)              22%                    0%(d)
Net assets at end of period (000) -- common shares              $42,475             $41,947               $34,382

(a)  The Fund commenced investment operations on October 29, 1999.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)  Annualized.
(g) Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.
(h) Ratio calculated using net assets of the fund equals 0.55% for both the six months ended May 31, 2001 and the year ended November 30, 2000, respectively.
(i) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(j)  Represents less than $0.01 per share.

DIVIDEND REINVESTMENT PLAN

1. You, EquiServe Trust Company, will act as Agent for me, and will open an account for me under the Dividend Reinvestment Plan with the same registration as my shares of the Fund are currently registered. You will effect the dividend reinvestment option on my behalf as of the first record date for an income dividend or capital gain distribution ("distribution"), separately or collectively, after you receive the authorization duly executed by me.

2. Whenever the Fund declares a distribution payable in the Fund's shares of beneficial interest ("shares") or cash at the option of the shareholder, I hereby elect to take such distribution entirely in shares, subject to the terms of this Plan. If on the valuation date the Fund's net asset value per share is less than the market price (including estimated brokerage commissions), you shall on the payable date automatically receive for my account from the Fund that number of newly-issued shares that the cash otherwise receivable by me would purchase if the purchase price per share equaled the higher of: (a) net asset value per share on the valuation date, or (b) 95% of market price (not including estimated brokerage commission) on the payable date; except if the market price (not including estimated brokerage commissions) on the payable date is less than 95% of the net asset value per share on the valuation date, you shall receive a distribution of cash from the Fund and shall apply the amount of such distribution to the purchase in the open market of shares of my account, commencing on the business day after the payable date, subject to the condition that such purchases must be made at a "discount" during the remainder of the "buying period." "Discount" is defined as a market price per share (including estimated brokerage commissions) which is lower than the most recently determined net asset value per share (as calculated from time to time). "Buying period" shall mean the period commencing the first business day after the valuation date and ending at the close of business on the business day preceding the "ex" date for the next distribution. The valuation date will be the last business day of the week preceding the week of the payable date.

3. Should the Fund's net asset value per share exceed the market price (including estimated brokerage commissions) on the valuation date for a distribution, you shall receive for my account a distribution in cash from the Fund and shall apply the amount of such distribution on my shares to the purchase in the open market of shares for my account commencing on the first business day after the valuation date, subject to the condition that such purchases must be made at a discount during the buying period.

4. In the event you are instructed to purchase shares in the open market pursuant to paragraph 2 or 3 hereof, and you are unable for any reason to invest the full amount of the distribution in shares acquired in open-market purchases at a discount during the buying period, you will invest the uninvested portion of such distribution in newly-issued shares at the close of business at the end of such buying period at the higher of: (a) net asset value determined at such close, or (b) 95% of the market price (not including estimated brokerage commissions) at such close.

5. You may not acquire newly-issued shares after the valuation date unless you have received a legal opinion that registration of such shares is not required under the Securities Act of 1933, as amended, or unless the shares to be issued are registered under such an Act.

6. For all purposes of the Plan: (a) the market price of the shares on a particular date shall be the last sales price on the New York Stock Exchange on that date, or if there is no sale on such Exchange on that date, then the mean between the closing bid and asked quotations for such shares on such Exchange on such date (in either case including or not including estimated brokerage commissions as provided above) and (b) net asset value per share of the shares on a particular date shall be as determined by or on behalf of the Fund.

7. Open-market purchases provided for above may be made on any securities exchange where the shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as you shall determine. My cash funds held by you uninvested will not bear interest and it is understood that, in any event, you shall have no liability in connection with any inability to purchase shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. You shall have no responsibility as to the value of the shares acquired for my account. For the purposes of open-market purchases with respect to the Plan you may commingle my funds with those of other shareholders of the Fund for whom you similarly act as Agent, and the average price (including brokerage commissions) of all shares purchased by you as Agent shall be the price per share allocated to me in connection therewith.

8. You may hold my shares acquired pursuant to my authorization, together with the shares of other shareholders of the Fund acquired pursuant to similar authorizations, in non-certificate form in your name or that of your nominee. You will forward to me any proxy solicitation material and will vote any shares so held for me only in accordance with the proxy returned by me to the Fund. Upon my written request, you will deliver to me, without charge, a certificate or certificates for the full shares.

9. You will confirm to me each investment made for my account as soon as practicable but not later than 60 days after the date thereof. Although I may from time to time have an undivided fractional interest (computed to three decimal places) in a share, no certificates for a fractional share will be issued. However, distributions on fractional shares will be credited to my account. In the event of termination of my account under the Plan, you will sell such undivided fractional interests at the market value of the shares at the time of termination and send the net proceeds to me.

10. Any stock dividends or split shares distributed by the Fund on shares held by you for me will be credited to my account. In the event that the Fund makes available to its shareholders rights to purchase additional shares or other securities, the shares held for me under the Plan will be added to other shares held by me in calculating the number of rights to be issued to me.

11. Your fee for service described in this Plan will be paid by the Fund. I will be charged a pro rata share of brokerage commission on all open-market purchases.

12. I may terminate my account under the Plan by notifying you in writing. Such termination will be effective immediately if my notice is received by you prior to the record date of subsequent distributions. The Plan may be terminated by you or the Fund upon notice in writing mailed to me at least 30 days prior to any record date for the payment of any distribution of the Fund. Upon any termination you will cause a certificate or certificates for the full shares held for me under the Plan and the proceeds from the sales of any fractional shares to be delivered to me without charge. If I elect by notice to you in writing in advance of such termination to have you sell part or all of my shares and remit the proceeds to me, you are authorized to deduct brokerage commission for this transaction from the proceeds.

If I decide to terminate my account under the Plan, I may request that all my Plan shares, both full and fractional, be sold. The per share price may fall during the period between my request for sale and the sale in the open market which will be made within ten trading days after the Agent receives my request. The proceeds of the sale less a $2.50 service fee, plus any brokerage commission will be mailed to me after the settlement of funds from the brokerage firm. The settlement is three business days after the sale of shares.

13. These Terms and Conditions may be amended or supplemented by you or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to me appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by me unless, prior to the effective date thereof, you receive written notice of the termination of my account under the Plan. Any such amendment may include an appointment by you in your place and stead of successor Agent under these Terms and Conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these Terms and Conditions. Upon any such appointment of any Agent for the purpose of receiving distributions, the Fund will be authorized to pay to such successor Agent, for my account, all distributions payable on shares held in my name or under the Plan for retention or application by such successor Agent as provided in these Terms and Conditions.

14. You shall at all times act in good faith and agree to use your best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assume no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by your negligence, bad faith or willful misconduct, or that of your employees.

15. These Terms and Conditions shall be governed by the laws of the Commonwealth of Massachusetts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                           IMPORTANT INFORMATION ABOUT THIS REPORT

                           The Transfer Agent for Colonial California Insured Municipal Fund is:

                           EquiServe Trust Company
                           100 Federal Street
                           Boston, MA 02110
                           1-800-730-6001

                           The Colonial California Insured Municipal Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

                           This report has been prepared for shareholders of Colonial California Insured Municipal Fund.

Transfer Agent

TRUSTEES

DOUGLAS A. HACKER
Executive Vice President and Chief
Financial Officer of UAL, Inc. (formerly
Senior Vice President and Chief Financial
Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate
Development and Administration, General
Counsel and Secretary, Kellogg Company
(formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and
Chief Executive Officer, U.S. Plywood
Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice
President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity
Partners (formerly Founding Partner,
Development Capital LLC; Dean and
Professor, College of Business and
Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of
Economics, University of Washington;
consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic
Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of
Faculties, Boston College (formerly Dean,
Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds,
Liberty Financial Companies, Inc.;
Executive Vice President and Director of
Colonial Management Associates, Inc. and
Stein Roe & Farnham Incorporated;
Executive Vice President and Chief
Administrative Officer of Liberty Funds
Group LLC (formerly Vice President of
Liberty Mutual Funds, Stein Roe Mutual
Funds and All-Star Funds, and Chief
Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial
Analyst (formerly Professor of Finance,
College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital
Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco
Group, Inc. and author and speaker on
educational systems needs (formerly General
Manager, Global Education Industry, and
President, Applications Solutions Division, IBM
Corporation)


COLONIAL CALIFORNIA INSURED MUNICIPAL FUND      SEMIANNUAL REPORT